Net Income Per Ordinary Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income Per Ordinary Share	Net Income Per Ordinary Share
Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,482,764	82,101,813	81,532,320
Effect of dilutive share options and other awards outstanding under share based compensation programs	549,660	615,827	936,043
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	83,032,424	82,717,640	82,468,363

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net income per ordinary share:
Basic	$9.60	$7.46	$6.20
Diluted	$9.53	$7.40	$6.13